BANK FINANCIAL ASSETS AND LIABILITIES - Bank deposits and loans to customers (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 234,334	₽ 205,936
Less: current portion	(96,135)	(87,594)
Bank deposits and loans to customers, non-current	138,199	118,342
Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	271,132	227,081
Allowance for ECL
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	(36,798)	(21,144)
Corporate borrowers | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	16,132	28,409
Medium-sized enterprises and small businesses | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,454	1,706
Loans to legal entities | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	17,586	30,115
Mortgage loans | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	22,730	16,553
Consumer loans | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	168,024	139,766
Credit cards | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	59,315	36,933
Other | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	45	200
Total loans to individuals | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	250,114	193,452
Due from banks | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	3,432	3,514
Time deposits with banks | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,175	1,781
Obligatory reserves with the Central Banks | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	2,257	1,733
Due from banks | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	3,432	3,514
Allowance for ECL | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 267,700	₽ 223,566